Financial Income and Expense, Net - Schedule of Financial Income and Expense, Net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income:
Income on financial investments		R$ 551	R$ 460	R$ 328
Interest income		989	1,147	799
Discounts obtained		100	6	15
Subscription rights fair value adjustment				3,933
Exchange variation (foreign exchange profit)		13,398	86	2,096
Total		15,038	1,699	7,171
Financial expenses:
Contingent consideration fair value adjustments	[1]			(40,535)
Interest on contingent consideration		(45,178)	(53,091)
Earnout penalty		(2,520)	(2,520)
Interest on loans, financing and debentures		(8,060)	(10,629)	(12,985)
Other interest and expense		(6,797)	(8,039)	(6,579)
Exchange variation (foreign exchange losses)		(7,173)	(12,604)	(95)
Exposure premium expense				(2,087)
Total		(69,728)	(86,883)	(62,281)
Financial income and expense, net		R$ (54,690)	R$ (85,184)	R$ (55,110)

[1]	The increase in the fair value adjustment of contingent consideration as of December 31, 2023, is due to the remeasurement of the contingent consideration, driven by higher revenue and interest recorded in 2023 compared to 2022. As of December 31, 2025, all installments were considered overdue and therefore we used amortized cost based on actual revenues, instead of FVTPL based on projected revenues.